UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

McKee International Equity Portfolio

Annual Report	OCTOBER 31, 2021

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
October 31, 2021

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021
(Unaudited)

Dear Shareholders:

Economic and Market Perspective

The fund’s fiscal year was defined by continued monetary and fiscal stimulus combating the dire effects of the global pandemic. Given the solid global economic and markets recovery it appears that the medicine has taken and now we wait to see if the patient continues to progress. The question is if the unintended consequence of the treatment, inflation, proves to be transitory or more serious in nature. With each wave of infection and new variant both stock and bond markets have displayed volatility, but the general trend has been encouraging. The 2021 calendar year-to-date return for the EAFE index through the end of October was +11.01%, with the S&P 500 up over 24% during the same period.       Towards the end of the fiscal year the U.S. Federal Reserve and Bank of England both made hawkish shifts to their monetary policies and the European Central Bank also announced a reduction in their asset purchases but was clear to note that it was not beginning a process of tapering purchases down to zero. As the punch bowl is pulled away, it will be interesting to see how the natural inertia of the economic recovery sustains against new waves and variants of the virus and the effects on behavior and policy response. The IMF predicts that the global economy will grow 5.9 percent in 2021 and 4.9 percent in 2022. In our analysis, persistent high inflation requiring unanticipated policy shifts is now the main macro risk for 2022.

Performance

For the year ending October 31, 2021, the Fund’s net return of 39.45% was 5.27% above the 34.18% return for the benchmark EAFE Index. Overall, the Financials, Consumer Staples, and Information Technology sectors aided relative performance. The Real Estate, Industrials, and Materials sectors detracted from relative performance. On a country basis, holdings in France and Japan strengthened performance while holdings in Australia and Hong Kong detracted from relative performance.

Portfolio Structure

On October 31, 2021, the Fund was invested in 13 markets. The Fund is overweight in Australia and Japan and underweight in the Eurozone and the United Kingdom. As a fundamental manager focused on companies that appear attractively valued relative to their expected earnings growth and cashflows, the Fund is overweight in Financials, Health Care and Real Estate. Consumer Staples, Consumer Discretionary and Utilities are underweight.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021
(Unaudited)

Outlook

Concerns impacting the market are a peak in the rate of global economic growth, continued supply disruptions, increasing US/Taiwan/China tensions, and rising inflation. The U.S. Federal Reserve also released its projections for short-term interest rates over the next few years, with the central expectation now being for U.S. interest rates to increase to 1.75% by the end of 2024. The pace of rate increases was faster than the market had been pricing in and argues for the dollar to continue strengthening.

Through mid-May 2021, value was rebounding across all regional markets. However, the relative performance of value versus growth had declined in recent months with the emergence of the Delta and Omicron variants of the coronavirus. We believe that the economic pullback due to fears about the global economy and value’s subsequent pullback are temporary. Value stocks remain remarkably cheap, with discounts relative to growth at near-historical highs, and the fund is positioned to take advantage of this disparity.

This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower

Definition of the Comparative Index

The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries around the world, excluding the US and Canada. With 920 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021
(Unaudited)

Growth of a $10,000 Investment

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
McKee International Equity Portfolio	39.45%	7.70%	6.88%	5.78%	5.19%
MSCI EAFE Index	34.18%	11.54%	9.79%	7.37%	5.40%

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives. The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

SECTOR WEIGHTINGS (Unaudited) †

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.0%

	Shares	Value

AUSTRALIA — 7.6%
Australia & New Zealand Banking Group	76,500	$1,616,901
CSL	10,200	2,302,121
Newcrest Mining	68,000	1,271,253

		5,190,275

FRANCE — 10.8%
AXA	38,250	1,113,699
BNP Paribas	18,700	1,252,986
Capgemini	13,600	3,168,171
Faurecia	21,250	1,107,847
Technip Energies *	12,800	197,380
TechnipFMC *	64,000	479,341

		7,319,424

GERMANY — 7.6%
Allianz	8,500	1,978,631
Merck KGaA	13,600	3,213,813

		5,192,444

HONG KONG — 3.3%
New World Development	510,000	2,212,674

ISRAEL — 1.8%
Teva Pharmaceutical Industries ADR *	139,400	1,218,356

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

COMMON STOCK — continued
	Shares	Value

ITALY — 3.0%
Intesa Sanpaolo	374,000	$1,063,631
Tenaris	85,000	947,265

		2,010,896

JAPAN — 26.0%
Astellas Pharma	131,750	2,214,994
Daiwa House Industry	44,600	1,467,175
Denso	33,960	2,449,051
KDDI	46,750	1,446,472
Komatsu	65,800	1,711,868
Kubota	85,400	1,814,352
Kuraray	109,600	990,029
Mitsubishi UFJ Financial Group	438,600	2,394,462
Sankyu	46,300	2,083,043
Seven & I Holdings	25,500	1,069,423

		17,640,869

SINGAPORE — 3.7%
DBS Group Holdings	106,250	2,484,288

SPAIN — 5.2%
Banco Santander	169,230	641,673
Industria de Diseno Textil	55,250	1,997,419
Red Electrica	42,500	885,785

		3,524,877

SWEDEN — 3.9%
Nordea Bank Abp	110,500	1,351,706
Volvo, Cl B	55,250	1,286,090

		2,637,796

SWITZERLAND — 10.1%
Alcon	27,200	2,252,205
LafargeHolcim	21,250	1,063,023
Novartis	19,550	1,618,344
Zurich Insurance Group	4,250	1,887,907

		6,821,479

TAIWAN — 2.4%
Hon Hai Precision Industry	255,000	981,175
Taiwan Semiconductor Manufacturing ADR	5,950	676,515

		1,657,690

UNITED KINGDOM — 12.6%
Diageo	55,250	2,750,648
Glencore	191,250	957,521

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — (continued)
National Express Group	403,750	$1,265,160
Royal Dutch Shell, Cl B	38,250	883,463
Standard Chartered	212,500	1,441,562
WPP	85,000	1,230,381

		8,528,735

TOTAL COMMON STOCK (Cost $39,590,753)		66,439,803

SHORT-TERM INVESTMENT — 1.1%

First American Government Obligations Fund, Cl X, 0.030% (A) (Cost $765,803)	$765,803	765,803

TOTAL INVESTMENTS — 99.1% (Cost $40,356,556)		$67,205,606

Percentages	are based on Net Assets of $67,804,250.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of October 31, 2021.

ADR	— American Depositary Receipt

Cl — Class

As of October 31, 2021, of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting

For the year ended October 31, 2021, there have been no transfers in or out of Level 3 investments.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $40,356,556)	$67,205,606

Reclaim Receivable	467,255

Dividend and Interest Receivable	217,219

Receivable for Capital Shares Sold	250

Prepaid Expenses	12,014

Total Assets	67,902,344

Liabilities:

Payable due to Investment Adviser	39,777

Payable due to Administrator	6,819

Payable due to Trustees	6,431

Chief Compliance Officer Fees Payable	2,596

Other Accrued Expenses	42,471

Total Liabilities	98,094

Net Assets	$67,804,250

NET ASSETS CONSIST OF:

Paid-in Capital	$20,906,826

Total Distributable earnings	46,897,424

Net Assets	$67,804,250

Institutional Class Shares:

Outstanding Shares of beneficial interest (unlimited authorization - no par value)	5,257,017

Net Asset Value, Offering and Redemption Price Per Share*	$12.90

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2021

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$2,571,141
Income received from securities lending	7,307
Less: Foreign Taxes Withheld	(434,430)

Total Investment Income	2,144,018

Expenses:
Investment Advisory Fees	548,183
Administration Fees — (Note 4)	93,975
Trustees’ Fees	24,818
Chief Compliance Officer Fees	7,523
Transfer Agent Fees	132,536
Legal Fees	33,609
Registration and Filing Fees	27,052
Audit Fees	26,535
Custodian Fees	22,129
Printing Fees	15,702
Other Expenses	27,176

Total Expenses	959,238

Less:
Fees Paid Indirectly — (Note 4)	(31)

Net Expenses	959,207

Net Investment Income	1,184,811

Net Realized Gain (Loss) on:
Investments	19,021,865
Foreign Currency Transactions	(29,713)

Net Realized Gain	18,992,152

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,800,612
Foreign Currency Transactions	(18,292)

Net Change in Unrealized Appreciation (Depreciation)	8,782,320

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	27,774,472

Net Increase in Net Assets Resulting from Operations	$28,959,283

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:

Net Investment Income	$1,184,811	$1,499,290

Net Realized Gain on Investments and Foreign Currency Transactions	18,992,152	2,463,979

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	8,782,320	(23,296,293)

Net Increase (Decrease) in Net Assets Resulting From Operations	28,959,283	(19,333,024)

Distributions:	(3,880,047)	(8,129,847)

Capital Share Transactions:

Issued	289,673	3,474,885

Reinvestment of Distributions	3,724,689	7,768,859

Redemption Fees - Note 2	–	48

Redeemed	(47,902,321)	(25,656,894)

Net Decrease in Net Assets From Capital Share Transactions	(43,887,959)	(14,413,102)

Total Decrease in Net Assets	(18,808,723)	(41,875,973)

Net Assets:

Beginning of Year	86,612,973	128,488,946

End of Year	$67,804,250	$86,612,973

Shares Transactions:

Issued	24,795	315,248

Reinvestment of Distributions	329,675	652,261

Redeemed	(3,994,866)	(2,780,915)

Net Decrease in Shares Outstanding From Share Transactions	(3,640,396)	(1,813,406)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout Each Period

	Years Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$9.73	$12.00	$12.11	$13.86	$11.83

Income (Loss) from Investment Operations:
Net Investment Income*	0.18	0.15	0.26	0.28	0.22
Net Realized and Unrealized Gain (Loss)	3.57	(1.67)	0.14	(1.64)	2.49

Total from Investment Operations	3.75	(1.52)	0.40	(1.36)	2.71

Redemption Fees	—	—**	—**	—	—

Dividends and Distributions:
Net Investment Income	(0.21)	(0.27)	(0.31)	(0.21)	(0.19)
Capital Gains	(0.37)	(0.48)	(0.20)	(0.18)	(0.49)

Total Dividends and Distributions	(0.58)	(0.75)	(0.51)	(0.39)	(0.68)

Net Asset Value, End of Year	$12.90	$9.73	$12.00	$12.11	$13.86

Total Return†	39.45%	(13.74)%	3.84%	(10.14)%	24.26%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$67,804	$86,613	$128,489	$158,662	$194,816
Ratio of Expenses to Average Net Assets(1)	1.22%	1.07%	1.05%	0.98%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.40%	2.21%	2.06%	1.76%
Portfolio Turnover Rate	1%	7%	8%	8%	5%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
**	Amount represents less than $0.01 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

NOTES TO THE FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

On March 12, 2020, CSM Advisors, LLC (the “Adviser”) acquired substantially all of the operating assets of C.S. McKee L.P. (“C.S. McKee”) and became the investment adviser to the Portfolio. Prior to March 12, 2020, C.S. McKee served as investment adviser to the Portfolio.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time),

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

The Portfolio uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio value its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2021, there have been no significant changes to the Portfolio’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2021, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. The Fund did not engage in any forward foreign currency contracts during the year ended October 31, 2021.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the year ended October 31, 2021 and the year ended October 31, 2020 $0 and $48 redemption fees were retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2021, the Portfolio was charged $93,975 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services,

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the CSM Advisors, LLC. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Portfolio’s custodian.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the year ended October 31, 2021, the Portfolio earned cash management credits of $31 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the year ended October 31, 2021, the Portfolio made purchases of $657,019 and sales of $46,415,520 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

The permanent differences primarily consist of foreign currency translations. There were no permanent differences that were credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2021	$1,420,553	$ 2,459,494	$ 3,880,047
2020	2,984,444	5,145,403	8,129,847

As of October 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,554,288
Undistributed Long-Term Capital Gains	18,604,175
Unrealized Depreciation	26,738,958
Other Temporary Differences	3

Total Distributable Earnings	$46,897,424

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at October 31, 2021 were as follows:

	Aggregate	Aggregate
	Gross	Gross
Federal Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$40,477,293	$32,218,276	$(5,479,318)	$26,738,958

8.	Concentration of Risks:

Currency Risk — As a result of the Portfolio’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Portfolio will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Portfolio would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Exposure Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Tax Exposure Risk — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9.	Other:

At October 31, 2021, 66% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Portfolio. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2021, the Portfolio did not have any securities on loan.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

11.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of McKee International Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of McKee International Equity Portfolio (one of the Funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 30, 2021

We have served as the auditor of one or more investment companies in CSM Advisors, LLC since 2002.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2021 to October 31, 2021).

The table on the next page illustrates your Portfolio’s costs in two ways:

•   Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

•   Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	5/01/21	10/31/21	Ratios	Period*
McKee International Equity Portfolio - Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,028.70	1.26%	$6.44
Hypothetical 5% Return	1,000.00	1,018.85	1.26	6.41

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report. The Program Administrator’s report further noted that the Program Administrator provided advance notice to the Board regarding investments that may become illiquid solely due to an extended local market holiday closure in accordance with applicable Securities and Exchange Commission staff guidance.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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EQUITY PORTFOLIO
OCTOBER 31, 2021

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES 3 4

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

INDEPENDENT TRUSTEES [4]

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-343-2029. The following chart lists Trustees and Officers as of October 31, 2021.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Director of The Korea Fund, Inc. to 2019.

4	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)[3]

Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce R. Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

None.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President (since 2017) Assistant Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2021

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Portfolio is designating the following items with regard to distributions paid during the year.

Qualifying

			for				Foreign Investors
Corporate
Ordinary	Long-Term		Dividends	Qualifying	U.S.	Interest	Short-Term		Qualifying

Income	Capital Gain	Total	Received	Dividend	Government	Related	Capital Gain		Business
Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Interest(3)	Dividends(4)	Dividend(5)	FTC(6)	Income (7)
41.42%	58.58%	100.00%	0.00%	95.92%	0.00%	0.00%	0.00%	7.59%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — McKee International Equity Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2021. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2021. The total amount of foreign source income is $1,670,852. The total amount of foreign tax paid is $318,467. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage of this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
October 31, 2021

BOARD CONSIDERATION IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19, 2021 to decide whether to renew the Agreement for an additional one-year term (the “May Meeting”). The May Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the May Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the May Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the May Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
October 31, 2021

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the May Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the May Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
October 31, 2021

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
October 31, 2021

economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

CSM Advisors, LLC

One Gateway Center

Pittsburgh, PA 15222

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-2000

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021					2020
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$104,400		None	None		$104,400		None	None
(b)	Audit-Related Fees	None		None	None		None		None	None
(c)	Tax Fees	$10,000	(2)	None	$150,670	(5)	$10,000	(2)	None	$88,304
(d)	All Other Fees	None		None	$385,179	(6)	None		None	$376,378

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$719,590	None	None	$766,250		None	None
(b)	Audit-Related Fees	None	None	None	None		None	None
(c)	Tax Fees	None	None	None	$970	(3)	None	None
(d)	All Other Fees	None	None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	None	None	None	$69,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$24,150	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$77,300	None	None	$95,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to McKee International Equity Portfolio.

(3)	Common Reporting Services (“CRS”) tax services for the Sands Capital Global Growth Fund.

(4)	Review and signing of federal and state income tax returns.

(5)	Tax compliance services provided to service affiliates of the funds.

(6)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $535,849 and $464,682 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $970 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $24,150 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: January 7, 2022